As filed with the Securities and Exchange Commission on September 21, 2005

                                                     Registration Nos.  33-27491
                                                                        811-5782

                          U.S. SECURITIES AND EXCHANGE
                             COMMISSION Washington,
                                   D.C. 20549

                                    Form N-1A



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. _____ [_]

                       Post-Effective Amendment No. 40 [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 41

                             Mercantile Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                Two Hopkins Plaza
                            Baltimore, Maryland 21201
                    (Address of Principal Executive Offices)

                                 1-800-551-2145
                        (Area Code and Telephone Number)

                            Jennifer E. Vollmer, Esq.
                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                            Baltimore, Maryland 21201
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b)
[_] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[_] on date pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant hereby incorporates by reference the prospectuses and statement of information filed with the Commission on July 29, 2005 as part of post-effective amendment no. 39 to Registrant's registration statement on Form N-1A.

                            PART C. OTHER INFORMATION

Item 23.

                Exhibits:

(a)(1) Articles of Incorporation of Registrant dated February 23, 1989 and recorded in the State of Maryland on March 7, 1989 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(a)(2) Notice of Change of Resident Agent and Principal Office Address dated May 17, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(a)(3) Articles Supplementary dated October 15, 1990 and recorded in the State of Maryland on October 30, 1990 are incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(a)(4) Articles Supplementary dated January 16, 1992 and recorded in the State of Maryland on January 28, 1992 are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(a)(5) Articles Supplementary dated June 23, 1993 and recorded in the State of Maryland on June 25, 1993 are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(a)(6) Articles Supplementary dated May 31, 1994 and recorded in the State of Maryland on June 23, 1994 are incorporated herein by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(a)(7) Articles Supplementary dated November 22, 1995 and recorded in the State of Maryland on November 27, 1995 are incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(a)(8) Articles Supplementary dated June 8, 1997 and recorded in the State of Maryland on June 19, 1997 are incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(a)(9) Articles Supplementary dated February 13, 1998 and recorded in the State of Maryland on February 23, 1998 relating to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds are incorporated herein by reference to Exhibit (1)(i) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

(a)(10) Articles Supplementary dated March 23, 2000 and recorded in the State of Maryland on March 27, 2000 are incorporated herein by reference to Exhibit (a)(10) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

(a)(11) Articles Supplementary dated July 6, 2001 and recorded in the State of Maryland on July 11, 2001 are incorporated herein by reference to exhibit (a)(11) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on July 27, 2001.

(a)(12) Articles Supplementary dated August 13, 2002 and recorded in the State of Maryland on August 15, 2002 are incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on September 30, 2003.

(a)(13) Articles Supplementary dated and recorded in the State of Maryland on August 26, 2003 are incorporated herein by reference to Exhibit
          (a)(13) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on October 31, 2003.

(a)(14) Articles Supplementary dated and recorded in the State of Maryland on May 28, 2004 are incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on September 30, 2004.

(b)(1)    Bylaws of Registrant are incorporated herein by reference to Exhibit
          (2)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(b)(2) Amendment to Bylaws adopted April 23, 1990 is incorporated herein by reference to Exhibit (2) (b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(b)(3) Amendment to Bylaws adopted July 17, 1991 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(b)(4) Amendment to Bylaws adopted January 22, 1996 is incorporated herein by reference to Exhibit (2)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(c)(1)    See Article VI, Section 7.2 of Article VII, Article VIII and Section
          10.2 and 10.4 of Article X of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(c)(2)    See Article I, Section 2.1 and 2.11 of Article II, Article IV and
          Section 6.1 of Article VI of the Registrant's Bylaws, as amended, incorporated herein by reference to Exhibits (2)(a), (2)(b), (2)(c) and (2)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(d)(1) Advisory Agreement dated as of July 24, 1998 between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Growth & Income Fund, International Equity Fund, Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, Diversified Real Estate Fund, Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

(d)(2) Addendum No. 1 dated July 5, 2000 to Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to exhibit (d) (2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on September 1, 2000.

(d)(3) Amendment No. 1 dated April 27, 2001 to Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (3) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on July 27, 2001.

(d)(4) Assumption and Guarantee dated as of May 11, 2001 between Mercantile-Safe Deposit and Trust Company and Mercantile Capital Advisors, Inc. relating to the Advisory Agreement dated July 24, 1998 between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to exhibit (d) (9) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on July 27, 2001.

(d)(5) Addendum No. 2 dated June 16, 2003 to Advisory Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit
          (d)(5) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on October 31, 2003.

(d)(6) Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Morgan Stanley Investment Management Limited with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (7) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on July 27, 2001.

(d)(7) Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Julius Baer Investment Management Inc. with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (8) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on July 27, 2001.

(d)(8) Sub-Advisory Agreement dated July 31, 2003 between Mercantile Capital Advisors, Inc. and Boyd Watterson Asset Management, LLC is incorporated herein by reference to exhibit (d) (8) of Post-Effective Amendment No. 33 to Registrant's Registration statement filed on September 30, 2003.

(d)(9) Sub-Advisory Agreement dated October 10, 2003 between Mercantile Capital Advisors, Inc. and Delaware Management Company is incorporated herein by reference to exhibit (d) (11) of Post-Effective Amendment No. 35 to Registrant's Registration statement filed on November 20, 2003.

(e) Distribution Agreement between Registrant and Mercantile Investment Services, Inc. dated May 14, 2004 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 38 to Registrant's Registration Statement filed on September 30, 2004.

(f)       None.

(g)(1) Custody Agreement between Registrant and Fifth Third Bank, dated April 1, 2003, is incorporated herein by reference to exhibit (g)(1) of Post-Effective Amendment No. 30 to Registrant's Registration statement filed on June 24, 2003.

(g)(2) Amendment dated September 30, 2003 to Custody Agreement between Registrant and Fifth Third Bank with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on October 31, 2003.

(g)(3) Global Custody Addendum dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 30 to Registrant's Registration statement filed on June 24, 2003.

(g)(4) Foreign Custody Manager Agreement dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 30 to Registrant's Registration statement filed on June 24, 2003.

(h)(1) Transfer Agency Agreement dated October 25, 2002 between Registrant and BISYS Fund Services, Ohio, Inc. is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 30 to Registrant's Registration statement filed on June 24, 2003.

(h)(2) Amendment dated September 26, 2003 to Transfer Agency Agreement with respect to Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on October 31, 2003.

(h)(3) Administration Agreement between Registrant and Mercantile-Safe Deposit & Trust Company dated May 28, 1993 is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(h)(4) Amendment dated February 27, 1998 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

(h)(5) Amendment dated July 5, 2000 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (h) (5) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on September 1, 2000.

(h)(6) Assignment, Assumption and Guarantee dated as of May 11, 2001 between Mercantile-Safe Deposit & Trust Company and Mercantile Capital Advisors, Inc. relating to the Administration Agreement dated May 28, 1993 between Registrant and Mercantile-Safe Deposit & Trust Company is incorporated herein by reference to Exhibit (h) (6) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on July 27, 2001.

(h)(7) Amendment dated September 26, 2003 to Schedule A of Administration Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on October 31, 2003.

(h)(8) Fund Accounting and Blue Sky Services Agreement between Registrant and BISYS Fund Services, Ohio, Inc. dated October 25, 2002 is incorporated herein by reference to exhibit (h)(8) of Post-Effective Amendment No. 30 to Registrant's Registration statement filed on June 24, 2003.

(h)(9) Amendment dated September 26, 2003 to Fund Accounting and Blue Sky Services Agreement with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on October 31, 2003.

(h)(10) Amendment to the Registrant's Fund Accounting and Blue Sky Services Agreement and Sub-Administration Agreement is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement filed on February 6, 2004.

(h)(11) Renewal of Terms to Revolving Credit Agreement dated August 11, 2003 between Registrant and The Fifth Third Bank is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on September 30, 2003.

(i)(1) Opinion and Consent of Counsel dated October 31, 2003 is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on October 31, 2003.

(i)(2)    Consent of Kramer Levin Naftalis & Frankel LLP, filed herewith.

(j)       Consent of PricewaterhouseCoopers LLP filed herewith.

(k)       None.

(l)(1) Purchase Agreement between Registrant and The Winsbury Company dated May 28, 1993 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(l)(2) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 31, 1997 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

(l)(3) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Income Fund is incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

(l)(4) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Growth Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

(l)(5) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Total Return Bond Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

(l)(6) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the National Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

(l)(7) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit
          (13)(g) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

(l)(8) Purchase Agreement dated July 3, 2000 between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (l) (8) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on September 1, 2000.

(l)(9) Purchase Agreement dated October 31, 2003 between Registrant and BISYS Fund Services Ohio Inc., with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (l) (9) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on November 20, 2003.

(m)(1) Distribution and Services Plan for Class A Shares Pursuant to Rule 12b-1 and Related Servicing Agreement is incorporated herein by reference to exhibit (m)(1) of Post-Effective Amendment No. 30 to Registrant's Registration statement filed on June 24, 2003.

(m)(2) Distribution and Services Plan for Class B Shares Pursuant to Rule 12b-1 and Related Servicing Agreement is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 30 to Registrant's Registration statement filed on June 24, 2003.

(m)(3) Distribution and Services Plan for Class C Shares Pursuant to Rule 12b-1 and Related Servicing Agreement is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 30 to Registrant's Registration statement filed on June 24, 2003.

(n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, filed herewith.

(o)       None.

(p)(1) Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on July 29, 2005.

(p)(2) Code of Ethics of Mercantile Capital Advisors, Inc. is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on July 29, 2005.

(p)(3) Code of Ethics of Delaware Investments is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on July 29, 2005.

(p)(4) Code of Ethics of Morgan Stanley Investment Management Limited is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on July 29, 2005.

(p)(5) Code of Ethics of Julius Baer Investment Management Inc. is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on July 29, 2005.

(p)(6) Code of Ethics of Boyd Watterson Asset Management, LLC is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on July 29, 2005.

(q) Conformed copies of Power of Attorneys are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on July 29, 2005.

Item 24.  Persons Controlled by or under Common Control with Registrant.

          Inapplicable.

Item 25.  Indemnification.

      Indemnification of Registrant's Advisor against certain losses is provided for in Section 6 of the Advisory Agreement incorporated herein by reference as Exhibit (d)(1). Indemnification of the Registrant's Administrator is provided for in Section 4 of the Administration Agreement incorporated herein by reference as Exhibit (h)(3); and indemnification of Registrant's principal underwriter is provided for in Section 3.1 of the Distribution Agreement incorporated herein by reference as Exhibit (e)(1). Section 7.3 of the Registrant's Articles of Incorporation incorporated herein by reference as Exhibit (a)(1) provides as follows:

      (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

      (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution, or agreement make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by the Maryland General Corporation Law.

      (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission, or proceeding prior to such amendment.

      Section 6.2 of the Registrant's Bylaws incorporated herein by reference as Exhibit (b)(1) provides further as follows:

      Indemnification of Directors and Officers.

      (a) Indemnification. The Corporation shall indemnify its directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

      (b) Advances. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Section 6.2 shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the proceedings to which he is a party in the manner and to the full extent permissible under applicable state corporation laws, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

      (c) Procedures. On the request of any current or former director or officer requesting indemnification or an advance under this Section 6.2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with applicable State Corporation law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section
      6.2 have been met.

      (d) Other Rights. The indemnification provided by this Section 6.2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor.

      (a) Mercantile Capital Advisors, Inc. ("Mercantile Capital") serves as advisor to the Funds. Mercantile Capital also provides investment advisory services to fiduciary and other managed accounts. Mercantile Capital is an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of Mercantile Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by Mercantile Capital with the Securities and Exchange Commission (File No. 801-60093).

      (b) Delaware Management Company, a series of Delaware Management Business Trust ("DMBT"), serves as sub-advisor to the Capital Opportunities Fund. DMBT is a Delaware business trust registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of DMBT is incorporated herein by reference to Form ADV and Schedules A and B filed by DMBT with the Securities and Exchange Commission (File No. 801-32108).

      (c) Morgan Stanley Investment Management Limited ("MS Investment Management") serves as a sub-advisor to the International Equity Fund. MS Investment Management, a wholly-owned subsidiary of Morgan Stanley is registered as an investment advisor under the Investment Advisers Act of 1940 and is regulated by the Investment Management Regulatory Organization ("IMRO") in the United Kingdom. The information required by this Item 26 with respect to each director and officer of MS Investment Management is incorporated herein by reference to Form ADV and Schedules A and B filed by MS Investment Management with the Securities and Exchange Commission (File No. 801-26847).

      (d) Julius Baer Investment Management Inc. ("Julius Baer") serves as sub-advisor to the International Equity Fund. Julius Baer offers discretionary and non-discretionary account management for institutional clients. Offers are made to major pension/profit sharing funds, corporations, investment companies, investment advisors, banks and insurance companies. Julius Baer, a wholly owned subsidiary of Julius Baer Securities Inc., is registered as an investment advisor under the Investment Advisers Act of 1940. Julius Baer Securities Inc. is a wholly-owned subsidiary of Julius Baer Holdings, Ltd. The information required by this Item 26 with respect to each director and officer of Julius Baer is incorporated herein by reference to Form ADV and Schedules A and B filed by Julius Baer with the Securities and Exchange Commission (File No. 201-18766).

      (e) Boyd Watterson Asset Management LLC ("BWAM") serves as sub-advisor to the Limited Maturity Bond Fund, Total Return Bond Fund and Low Duration Bond Fund. BWAM is an indirect wholly owned subsidiary of Mercantile Bankshares Corporation, a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of BWAM is incorporated herein by reference to Form ADV and Schedules A and B filed by BWAM with the Securities and Exchange Commission (File No.801-57468).

Item 27.  Principal Underwriters.

(a)   None.

(b) Mercantile Investment Services, Inc. ("MISI") serves as distributor for the Registrant. MISI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. MISI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Information about the other Directors and Officers of MISI is as follows:

William J. Tomko             President
Edward S. Forman             Secretary and Director
Charles L. Booth             Vice President and Assistant Compliance Officer
Richard F. Froio             Vice President and Chief Compliance Officer/
James L. Fox                 Director
Stephen E. Hoffman           Treasurer and Financial and Operations Principal

The address for each Distributor is 100 Summer St. 15th Floor, Boston, Massachusetts 02110. Each person holds no position with the Company.

(c)   Not applicable.

Item 28.  Location of Accounts and Records.

      All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

         Mercantile Capital Advisors, Inc.
         Two Hopkins Plaza
         Baltimore, Maryland 21201
         (records relating to its functions as investment advisor and as administrator)

         Delaware Management Company
         One Commerce Square
         Philadelphia, PA  19103
         (records relating to its functions as sub-advisor to Registrant's Capital Opportunities Fund)

         Julius Baer Investment Management Inc.
         330 Madison Avenue
         New York, NY  10017
         (records relating to its functions as sub-advisor with respect to the International Equity Fund)

         Morgan Stanley Investment Management Limited
         25 Cabot Square
         Canary Wharf
         London E14 4QA England
         (records relating to its functions as sub-advisor with respect to the International Equity Fund)

         Boyd Watterson Asset Management, LLC
         1801 East 9th Street, Suite 1400
         Cleveland, OH 44114
         (records relating to its functions as sub-advisor with respect to the Limited Maturity Bond Fund, Total Return
         Bond Fund and Low Duration Bond Fund)

         Fifth Third Bank
         38 Fountain Square Plaza
         Cincinnati, Ohio 45263
         (records relating to its functions as custodian)

         BISYS Fund Services Ohio, Inc.
         3435 Stelzer Road
         Columbus, Ohio 43219-3035
         (records relating to its functions as fund accounting agent to all funds and transfer agent to all funds.

         Mercantile Investment Services, Inc.
         100 Summer St. 15th Floor
         Boston, MA 02110
         (records relating to its functions as distributor)

         Kramer Levin Naftalis & Frankel LLP
         1177 Avenue of Americas
         New York, NY 10036
         (records relating to its function as fund counsel)

Item 29.  Management Services.

      None.

Item 30.  Undertakings.

      Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for any of its Funds is delivered.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 21st day of September, 2005.


                                     MERCANTILE FUNDS, INC.
                                     (Registrant)

                                     */s/ Kevin A. McCreadie
                                     -------------------------------------------
                                     Kevin A. McCreadie
                                     President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No.40 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                        TITLE                     DATE
---------                        -----                     ----
*/s/ Kevin A. McCreadie          President                 September 21, 2005
------------------------------   (Chief Executive
Kevin A. McCreadie                Officer)

* /s/John R. Murphy              Chairman of the Board     September 21, 2005
------------------------------
John R. Murphy

* /s/ Decatur H. Miller          Director                  September 21, 2005
------------------------------
Decatur H. Miller

*/s/ Edward D. Miller            Director                  September 21, 2005
------------------------------
Edward D. Miller

* /s/ George R. Packard, III     Director                  September 21, 2005
------------------------------
George R. Packard, III

* /s/ L. White Matthews, III     Director                  September 21, 2005
------------------------------
L. White Matthews, III

* /s/ Thomas L. Owsley           Director                  September 21, 2005
------------------------------
Thomas L. Owsley

* /s/ Scott J. Liotta            Treasurer                 September 21, 2005
------------------------------   (Principal Financial and
Scott J. Liotta                  Accounting Officer)

*By:  /s/ Savonne L. Ferguson
    ------------------------------------
     Savonne L. Ferguson**
     Attorney-in-fact

**Attorney-in-fact pursuant to Power of Attorneys incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement filed on July 29, 2005.

                                  EXHIBIT INDEX


Exhibit No.    Description
-----------    -----------

EX-99.i        Consent of Kramer Levin Naftalis & Frankel LLP

EX-99.j        Consent of PricewaterhouseCoopers LLP

EX-99.n Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of Multi-Class System.